Goodwill and Intangible Assets - Other intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 5,110,340	$ 5,078,100
Accumulated Amortization	(1,526,153)	(1,191,457)
Net Carrying Value	3,584,187	3,886,643
Trade names - Indefinite lived intangible assets	$ 67,300	67,300
Client relationships
Finite-Lived Intangible Assets [Line Items]
Weighted-average amortization period	15 years
Gross Carrying Amount	$ 4,138,460	4,114,000
Accumulated Amortization	(1,252,892)	(978,218)
Net Carrying Value	$ 2,885,568	3,135,782
Provider Network
Finite-Lived Intangible Assets [Line Items]
Weighted-average amortization period	15 years
Gross Carrying Amount	$ 896,800	896,800
Accumulated Amortization	(273,026)	(213,239)
Net Carrying Value	$ 623,774	$ 683,561
Technology
Finite-Lived Intangible Assets [Line Items]
Weighted-average amortization period	5 years
Gross Carrying Amount	$ 6,350
Accumulated Amortization	(211)
Net Carrying Value	$ 6,139
Trade Names
Finite-Lived Intangible Assets [Line Items]
Weighted-average amortization period	10 years
Gross Carrying Amount	$ 1,430
Accumulated Amortization	(24)
Net Carrying Value	$ 1,406